SCHEDULE OF TOTAL FUTURE MINIMUM LEASE PAYMENTS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Operating lease commitments	¥ 485	¥ 46,729	¥ 60,159
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Operating lease commitments	328	13,404	13,431
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Operating lease commitments	¥ 157	¥ 33,325	¥ 46,728